Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of geographical areas [line items]
Revenues	€ 5,735	€ 4,938	€ 17,066	€ 13,941
EMEA
Disclosure of geographical areas [line items]
Revenues	2,578	2,160	8,849	7,550
Germany
Disclosure of geographical areas [line items]
Revenues	1,257	852	4,275	2,489
France
Disclosure of geographical areas [line items]
Revenues	296	194	797	1,170
Great Britain
Disclosure of geographical areas [line items]
Revenues	490	399	1,681	1,129
Finland
Disclosure of geographical areas [line items]
Revenues	12	38	31	703
Other EMEA
Disclosure of geographical areas [line items]
Revenues	523	677	2,065	2,059
Asia Pacific
Disclosure of geographical areas [line items]
Revenues	1,578	1,604	3,408	2,653
China
Disclosure of geographical areas [line items]
Revenues	537	263	1,923	782
South Korea
Disclosure of geographical areas [line items]
Revenues	139	234	409	571
India
Disclosure of geographical areas [line items]
Revenues	39	1,070	70	1,123
Other Asia Pacific
Disclosure of geographical areas [line items]
Revenues	863	37	1,006	177
Americas
Disclosure of geographical areas [line items]
Revenues	1,579	1,174	4,809	3,738
United States
Disclosure of geographical areas [line items]
Revenues	1,566	1,167	4,777	3,647
Other Americas
Disclosure of geographical areas [line items]
Revenues	€ 13	€ 7	€ 32	€ 91